Summary of Significant Accounting and Reporting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash					$ 0	$ 0
Impairment of goodwill
Impairment of intangible assets			0		0	0
Research and development cost	$ 239,000	$ 330,000	684,000	$ 704,000	1,226,000	$ 1,080,000
Cash equivalents	$ 0		$ 0		$ 0